Notes Payable and Borrowings under Capital Leases - Components of Company's Notes Payable and Borrowings under Capital Leases Balances (Detail) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Notes payable under credit facility	$ 575,400,000	$ 818,425,000	$ 300,000,000
Capital leases and other notes payable	311,000	452,000	1,334,000
Less current portion	(6,061,000)	(6,669,000)	(9,803,000)
Notes payable and borrowings under capital leases, less current portion	$ 569,650,000	$ 812,208,000	$ 291,531,000